Income taxes (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Domestic and Foreign Components of Net Income Before Income Tax

The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Net income/(loss) before income taxes
India	US$	396.6	Rs.	27,429.8	Rs.	(8,867.9)	Rs.	(46,507.6)
Other than India		(4,988.4)		(344,982.9)		112,608.0		141,106.4

Total	US$	(4,591.8)	Rs.	(317,553.1)	Rs.	103,740.1	Rs.	94,598.8

Summary of Domestic and Foreign Components of Income Tax Expense

The domestic and foreign components of income tax expense:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Current taxes
India	US$	72.8	Rs.	5,034.3	Rs.	2,420.0	Rs.	1,842.8
Other than India		249.0		17,217.9		30,608.5		29,531.1
Deferred taxes
India		(46.9)		(3,241.9)		494.6		3,111.6
Other than India		(642.6)		(44,435.3)		4,155.1		550.1

Total income tax expense/(credit)	US$	(367.7)	Rs.	(25,425.0)	Rs.	37,678.2	Rs.	35,035.6

Summary of Reconciliation of Estimated Income Tax to Income Tax Expense

The reconciliation of estimated income tax to income tax expense/(credit) reported in the income statement is as follows:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Income/(loss) before income taxes	US$	(4,591.8)	Rs.	(317,553.1)	Rs.	103,740.1	Rs.	94,598.8
Income tax expense at tax rates applicable to individual entities		(791.2)		(54,712.2)		20,746.7		13,625.8
Additional deduction for patent, research and product development cost		(27.3)		(1,891.2)		(4,099.8)		(7,455.8)
Items (net) not deductible for tax /not liable to tax :
- foreign currency (gain)/loss relating to loans and deposits (net)		(1.2)		(82.8)		1,336.2		(739.8)
- interest, loss on conversion option and other expenses relating to borrowings for investment		9.0		621.6		337.8		531.0
- Dividend from subsidiaries, joint operations, equity accounted investees and available-for-sale investments		(0.2)		(15.5)		(50.1)		27.1
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		18.5		1,277.8		9,170.1		4,134.3
Deferred tax assets not recognized because realization is not probable		68.5		4,738.7		9,902.3		29,372.1
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(101.5)		(7,016.4)		(3,583.3)		(2,950.5)
Previously recognized deferred tax assets written down on account of provision for impairment in Jaguar Land Rover		390.2		26,981.5		—		—
Profit on sale of business by a subsidiary to another subsidiary		—		—		—		4,078.9
Profit on sale of investments in subsidiaries and Others		(13.5)		(932.0)		—		—
Tax on share of (profit)/loss of equity accounted investees (net)		(7.7)		(532.7)		(4,601.4)		(3,146.7)
Impact of change in statutory tax rates (refer note below)		65.7		4,540.4		5,392.6		(5,684.6)
Others		23.0		1,597.8		3,127.1		3,243.8

Income tax expense/(credit) reported	US$	(367.7)	Rs.	(25,425.0)	Rs.	37,678.2	Rs.	35,035.6

Summary of Significant Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities for the year ended March 31, 2019 are as follows:

	Opening balance		Adjustment on initial application of IFRS 15		Adjusted Opening Balance		Recognized in profit or loss			Recognized in/reclassified from other comprehensive income		MAT Credit Utilized		Reversal of items classified as held for Sale in earlier year		Divestment of a subsidiary company		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,955.1	Rs.		Rs.	21,955.1	Rs.	(161.20)		Rs.	(0.1)	Rs.	—	Rs.	24.3	Rs.	124.4	Rs.	21,942.5
Business loss carry forwards		42,737.4		84.5		42,821.9		(19,255.9)			(723.9)		—		—		—		22,842.1
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		30,213.9		—		30,213.9		3,911.1			2.2		—		21.2		24.5		34,172.9
Compensated absences and retirement benefits		8,426.3		—		8,426.3		32.7			3,858.5		—		132.4		13.0		12,462.9
Minimum alternate tax carry-forward		381.9		—		381.9		817.8					(15.8)		37.8		(155.5)		1,066.2
Property, plant and equipment		926.5		—		926.5		48,258.9			108.2		—		—		—		49,293.6
Derivative financial instruments		7,552.4		—		7,552.4		1,022.1			3,674.7		—		3.9		—		12,253.1
Unrealized profit on inventory		15,079.2		—		15,079.2		(3,811.5)			151.0		—		—		—		11,418.7
Others		10,927.9		—		10,927.9		1,687.1			(49.7)		—		15.2		8.2		12,588.7

Total deferred tax assets	Rs.	138,200.6	Rs.	84.5	Rs.	138,285.1	Rs.	32,501.1		Rs.	7,020.9	Rs.	(15.8)	Rs.	234.8	Rs.	14.6	Rs.	178,040.7

Deferred tax liabilities:
Property, plant and equipment		16,852.0		—		16,852.00		(1,142.6)			(119.7)		—		56.0		72.1		15,717.8
Intangible assets		121,838.5		—		121,838.50		(12,420.5)			(1,881.1)		—		(27.4)		—		107,509.5
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		19,397.2		—		19,397.20		(2,330.4	) *		(174.6)		—		—		—		16,892.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		169.50		—			—		—		—		—		169.5
Others		136.6		—		136.60		717.4			176.1		—		120.9		—		1,151.0

Total deferred tax liabilities	Rs.	158,393.8	Rs.	—	Rs.	158,393.8	Rs.	(15,176.1)		Rs.	(1,999.3)	Rs.	—	Rs.	149.5	Rs.	72.1	Rs.	141,440.0

Net assets/(liabilities)	Rs.	(20,193.2)	Rs.	84.5	Rs.	(20,108.7)	Rs.	47,677.2		Rs.	9,020.2	Rs.	(15.8)	Rs.	85.3	Rs.	(57.5)	Rs.	36,600.7

	US$	(292.0)	US$	1.2	US$	(290.8)	US$	689.5		US$	130.4	US$	(0.2)	US$	1.2	US$	(0.8)	US$	529.3

Deferred tax assets																		Rs.	51,511.1
Deferred tax liabilities																		Rs.	(14,910.4)
Deferred tax assets																		US$	744.9
Deferred tax liabilities																		US$	(215.6)

*	Net of Rs. 3,608.2 million reversed on dividend distribution by subsidiaries.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2018 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in /reclassified from other comprehensive income		Classified as held for sale		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	19,921.0	Rs.	2,150.3	Rs.	15.8	Rs.	(132.1)	Rs.	21,955.1
Business loss carry forwards		27,509.3		11,944.0		3,284.1		—		42,737.4
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		26,824.2		2,191.5		1,233.1		(34.9)		30,213.9
Compensated absences and retirement benefits		21,729.6		(7,224.7)		(5,941.6)		(137.0)		8,426.3
Minimum alternate tax carry-forward		749.2		(329.5)		—		(37.8)		381.9
Property, plant and equipment		1,119.0		(308.3)		115.8		—		926.5
Derivative financial instruments		44,289.4		(465.4)		(36,267.6)		(3.9)		7,552.4
Unrealized profit on inventory		15,696.4		(3,038.2)		2,421.0		—		15,079.2
Others		7,985.3		2,346.5		689.5		(93.4)		10,927.9

Total deferred tax assets	Rs.	165,823.4	Rs.	7,266.2	Rs.	(34,449.9)		(439.1)	Rs.	138,200.6

Deferred tax liabilities:
Property, plant and equipment		14,335.3		2,221.9		453.5		(158.7)		16,852.0
Intangible assets		104,848.9		5,305.1		11,657.1		27.4		121,838.5
Undistributed earnings of subsidiaries joint operations and equity accounted investees		13,376.3		5,081.6 *		939.3		—		19,397.2
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Derivative financial instruments		231.2		(611.5)		380.3		—		—
Others		446.9		(81.2)		(132.9)		(96.2)		136.6

Total deferred tax liabilities	Rs.	133,408.1	Rs.	11,915.9	Rs.	13,297.3		(227.5)	Rs.	158,393.8

Net assets/(liabilities)	Rs.	32,415.3	Rs.	(4,649.7)	Rs.	(47,747.2)		(211.6)	Rs.	(20,193.2)
Deferred tax assets									Rs.	41,064.6
Deferred tax liabilities									Rs.	(61,257.8)

*	Net of Rs. 4,088.5 million reversed on dividend distribution by subsidiaries.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2017 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in /reclassified from other comprehensive income		Closing balance
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	19,432.6	Rs.	489.0	Rs.	(0.6)	Rs.	19,921.0
Business loss carry forwards		34,321.9		(4,177.0)		(2,635.6)		27,509.3
Expenses deductible in future years:
- provisions, allowances for doubtful receivables and others		33,149.5		(5,127.0)		(1,198.3)		26,824.2
Compensated absences and retirement benefits		11,859.0		(6.2)		9,876.8		21,729.6
Minimum alternate tax carry-forward		582.6		166.6		—		749.2
Property, plant and equipment		2,109.3		(738.1)		(252.2)		1,119.0
Derivative financial instruments		22,966.4		(1,283.3)		22,606.3		44,289.4
Unrealized profit on inventory		12,233.4		5,519.4		(2,056.4)		15,696.4
Others		5,745.0		3,044.4		(804.1)		7,985.3

Total deferred tax assets	Rs.	142,399.7	Rs.	(2,112.2)	Rs.	25,535.9	Rs.	165,823.4

Deferred tax liabilities:
Property, plant and equipment		16,117.2		(1,787.8)		5.9		14,335.3
Intangible assets		115,877.7		2,879.2		(13,908.0)		104,848.9
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		13,436.3		480.7 *		(540.7)		13,376.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		169.5
Derivative financial instruments		40.4		200.2		(9.4)		231.2
Others		624.1		(222.8)		45.6		446.9

Total deferred tax liabilities	Rs.	146,265.2	Rs.	1,549.5	Rs.	(14,406.6)	Rs.	133,408.1

Net assets/(liabilities)	Rs.	(3,865.5)	Rs.	(3,661.7)	Rs.	39,942.5	Rs.	32,415.3
Deferred tax assets							Rs.	44,221.7
Deferred tax liabilities							Rs.	(11,806.4)

*	Net of Rs. 3,653.6 million reversed on dividend distribution by subsidiaries.

Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination

Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2020	US$	7.6	Rs.	525.0
2021		57.8		3,995.5
2022		59.9		4,142.4
2023		128.1		8,859.5
2024		103.6		7,161.4
Thereafter	US$	553.0	Rs.	38,244.6

Total	US$	910.0	Rs.	62,928.4